Label	Element	Value
Capital Group Global Growth Equity ETF | Capital Group Global Growth Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Capital Group Global Growth Equity ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

2. The first paragraph under the “Principal investment strategies” section of the Capital Group Global Growth Equity ETF statutory prospectus is amended to read as follows:

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund normally invests at least 80% of its assets in equity securities. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest a percentage of its net assets outside the United States. That percentage will represent at least (a) 40% of the fund’s net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Keep this supplement with your prospectus.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Prospectus Supplement May 1, 2025
  For the following funds with the most recent prospectuses (as supplemented to date):
Capital Group Global Equity ETF Capital Group Global Growth Equity ETF